DEBT - Summary of Debt Maturities (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
2018	$ 1,635,612
2019	583,914
2020	1,615,615
2021	4,183,992
2022	693,434
Thereafter	13,796,783
Cablevision Systems Corp.
Debt Instrument [Line Items]
2018	1,619,094
2019	565,604
2020	552,902
2021	2,921,269
2022	680,700
Thereafter	9,380,513
Cequel Corp.
Debt Instrument [Line Items]
2018	16,518
2019	18,310
2020	1,062,713
2021	1,262,723
2022	12,734
Thereafter	$ 4,416,270